Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating lease related assets and liabilities [Abstract]
Right of use assets	$ 400,720
Operating lease liabilities, current portion	106,136
Operating lease liabilities, noncurrent portion	265,797
Total operating lease liabilities	$ 371,933